Summary of Significant Accounting Policies (Details) - Schedule of gross amount of goodwill and accumulated impairment losses $ in Thousands	Mar. 31, 2022 USD ($)
Schedule of gross amount of goodwill and accumulated impairment losses [Abstract]
Gross as of April 1, 2020, March 31, 2021 and 2022	$ 77
Accumulated impairment loss as of April 1, 2020	(77)
Accumulated impairment loss as at March 31, 2021 and 2022	(77)
Net as of March 31, 2021 and 2022